Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 607,000
Previously Paid Amount	0.00
Total Fee Amount	92.93
Total Offset Amount	0.00
Net Fee	92.93
Narrative - Max Aggregate Offering Price	$ 607,000
Final Prospectus	true